Intangible Assets, Net (Other than Goodwill) (Details) - Schedule of Intangible Assets, Net - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Carrying Value, Beginning	$ 566,259	$ 2,379,452	$ 2,379,452	$ 3,716,173
Additions			6,311	26,705
Impairment of assets			(1,107,867)	(335,101)
Amortization	(152,036)		(711,637)	(1,028,325)
Carrying Value, Ending	414,223		566,259	2,379,452
Cost	4,640,885		4,640,885	4,634,574
Accumulated amortization	$ (152,000)	(428,000)	(4,074,626)	$ (2,255,122)
Acquired and Developed Software [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Lives	5 years			5 years
Carrying Value, Beginning	$ 435,595	2,238,882	2,238,882	$ 3,171,394
Additions
Impairment of assets			(1,107,867)
Amortization	(143,812)		(695,420)	(932,512)
Carrying Value, Ending			435,595	2,238,882
Cost	4,476,271		4,476,271	4,476,271
Accumulated amortization			(4,040,676)	$ (2,237,389)
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Lives				10 years
Carrying Value, Beginning				$ 416,471
Additions
Impairment of assets				(335,101)
Amortization				(81,370)
Carrying Value, Ending
Cost
Accumulated amortization
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Lives	10 years			10 years
Carrying Value, Beginning	$ 130,664	$ 140,570	140,570	$ 128,308
Additions			6,311	26,705
Impairment of assets
Amortization	(8,224)		(16,217)	(14,443)
Carrying Value, Ending			130,664	140,570
Cost	$ 164,614		164,614	158,303
Accumulated amortization			$ (33,950)	$ (17,733)